Commitments, Guarantees and Contingencies - Additional Information (Detail) ₨ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Guarantor Obligations [Line Items]
Purchase commitments	₨ 3,870,066		$ 59,677,000
Total demand for liquidation damages	65,000	$ 1,002,000
Performance Bank Guarantees [Member]
Guarantor Obligations [Line Items]
Outstanding guarantees	1,534,700		23,665,000	₨ 1,189,200
Guarantees from Financial Institutions [Member]
Guarantor Obligations [Line Items]
Guarantee obligation	₨ 1,092,000		$ 16,839,000	₨ 1,192,000